Note 4 - Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note 4 - Summary of Significant Accounting Policies (Details) [Line Items]
Cash Equivalents, at Carrying Value	$ 63,000	$ 16,000
FDIC Deposit Insurance Coverage	250,000
Cash, Uninsured Amount	44,000	0
Provision for Doubtful Accounts	0	0
Gain (Loss) on Disposition of Oil and Gas and Timber Property	0	0
Impairment of Oil and Gas Properties	0	0
Deferred Finance Costs, Noncurrent, Gross	265,000	0
Revenue, Oil and Gas Services	0	2,746,000
Loss on Turnkey Contracts	1,468,000
Production Tax Expense	199,000	177,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	0	0
Weighted Average Number Diluted Shares Outstanding Adjustment (in Shares)	1,374,500	75,000
Allocated Share-based Compensation Expense	270,000	213,000
Vehicles and Office Equipment [Member] | Minimum [Member]
Note 4 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Vehicles and Office Equipment [Member] | Maximum [Member]
Note 4 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	6 years
Field Equipment [Member]
Note 4 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Building [Member]
Note 4 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Incurred During Development of Wells [Member]
Note 4 - Summary of Significant Accounting Policies (Details) [Line Items]
Interest Costs Incurred	31,000	111,000
Arbitration Award [Member]
Note 4 - Summary of Significant Accounting Policies (Details) [Line Items]
Loss on Turnkey Contracts	580,000
Uncollectible Turn-key Contract Expenses [Member]
Note 4 - Summary of Significant Accounting Policies (Details) [Line Items]
Loss on Turnkey Contracts	$ 888,000